Acquisitions and Dispositions (Schedule of Unaudited Pro Forma Information) (Detail) - Dominion Energy Questar Corporation - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2018 [1]	Dec. 31, 2016 [2]
Business Acquisition [Line Items]
Operating Revenue	$ 17,505	$ 12,497
Net income attributable to Dominion Energy	$ 2,081	$ 2,300
Earnings Per Common Share - Basic	$ 2.78	$ 3.73
Earnings Per Common Share - Diluted	$ 2.77	$ 3.73

[1]	Amounts include adjustments for non-recurring costs directly related to the SCANA Combination.
[2]	Amounts include adjustments for non-recurring costs directly related to the Dominion Energy Questar Combination.